Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)	Insurance MCR (%)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b)[1]	(c)[2]	(d)[3]	(e)[4]	(f)[5]	(g)[6]	(h)[7]	(i)[8]
2023	$10,154,701	$10,673,790	$1,677,797	$1,836,836	$5.94	$78.90	$(213,361)	81.2%
2022	$—	$(39,375,427)	$9,284,785	$2,340,139	$5.81	$74.06	$(338,844)	91.8%
2021	$389,569,439	$62,373,190	$37,030,665	$(16,627,248)	$23.22	$93.07	$(587,756)	106.0%

Company Selected Measure Name	Insurance MCR
Named Executive Officers, Footnote
(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO in the "total" column of the Summary Compensation Table in each applicable year. The names of the PEOs in each applicable year are as follows:
(a) 2023: Andrew Toy
(b) 2021 and 2022: Vivek Garipalli
(2) The dollar amounts reported in column (c) represent the CAP for the corresponding fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments described in the "Adjustments Table" below in Footnote 4 were made to Mr. Toy’s total compensation to determine the compensation actually paid.
(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs in the "Total" column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
(a) 2023: Scott J. Leffler, Jamie L. Reynoso, Karen Soares, and Brady Priest
(b) 2022: Mark Herbers, Andrew Toy, Scott J. Leffler, Joseph Martin, and Brady Priest
(c) 2021: Mark Herbers, Andrew Toy, Jamie L. Reynoso, Prabhdeep Singh, and Joseph Wagner

Peer Group Issuers, Footnote	Peer group TSR is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021). The peer group used for this purpose is the following published industry index: Nasdaq Health Care Index.
PEO Total Compensation Amount	$ 10,154,701	$ 0	$ 389,569,439
PEO Actually Paid Compensation Amount	$ 10,673,790	(39,375,427)	62,373,190
Adjustment To PEO Compensation, Footnote

	2023
*	PEO	Average of Non-PEO NEOs
Total Compensation from Summary Compensation Table	10,154,701	1,677,797
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	(9,048,230)	(1,019,296)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	9,267,256	996,988
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	9,150	30,329
Add: the positive or negative year-over-year change in fair value of all equity awards granted and vested during the year, with the final value calculated as of the vesting date	—	71,238
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	290,913	82,224
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	(2,445)
Compensation Actually Paid (CAP)	10,673,790	1,836,836

Non-PEO NEO Average Total Compensation Amount	$ 1,677,797	9,284,785	37,030,665
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,836,836	2,340,139	(16,627,248)
Adjustment to Non-PEO NEO Compensation Footnote

	2023
*	PEO	Average of Non-PEO NEOs
Total Compensation from Summary Compensation Table	10,154,701	1,677,797
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	(9,048,230)	(1,019,296)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	9,267,256	996,988
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	9,150	30,329
Add: the positive or negative year-over-year change in fair value of all equity awards granted and vested during the year, with the final value calculated as of the vesting date	—	71,238
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	290,913	82,224
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	(2,445)
Compensation Actually Paid (CAP)	10,673,790	1,836,836

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR of the Company and Cumulative TSR of the Peer Group

During the reporting period prior to 2023, Mr. Garipalli’s (former PEO) compensation consisted of a special one-time grant in 2021 of RSUs and PRSUs. Mr. Garipalli did not receive base salary or annual bonus payments. As a consequence, the reported CAP amounts for Mr. Garipalli were entirely dependent on the Company’s stock price, and fair value measurement of his outstanding awards, at the end of each year in 2021 and 2022. Therefore, his CAP amounts were directly correlated with the Company’s cumulative TSR in 2021 and 2022. In 2023, the CAP amounts for Mr. Toy (our new PEO) and the Non-PEO NEOs, take into account salary, bonus and equity awards granted to the executives in 2023. While a significant portion of our PEO's CAP amounts are attributable to changes in the Company’s stock price, and their outstanding awards’ fair value measurement at the end of each year, there are other inputs as well. Therefore, CAP amounts are not directly correlated to the Company’s TSR over the reporting period. The Company’s cumulative TSR and the Cumulative TSR of the selected peer group reflects a similar trajectory during the reporting period, though the peer group per share value started at a higher value than that of the Company.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)

The Company’s net income (loss) improved from a loss of approximately $338.8 million for the year ended December 31, 2022, to a loss of approximately $213.4 million for the year ended December 31, 2023. This improvement did not play a specific role in setting the compensation for our NEOs, nor in the determination of the CAP amounts for our PEOs or the Non-PEO NEOs. As discussed above, the CAP amounts for our PEOs and our Non-PEO NEOs were impacted by a number of factors not directly tied to the Company’s net income (loss) outcome for the relevant years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Insurance MCR

Insurance MCR served as the "company selected measure" for 2023 and was utilized as one of two equally weighted financial performance measures used to measure Company performance under the 2023 stub period bonus program. Insurance MCR, which is expressed as a percentage, is generally calculated as total net claims incurred divided by premiums earned. A lower percentage indicates higher gross profitability and better performance. Over the reporting period, Insurance MCR improved by approximately 25%, from 106% in 2021 to 81.2% in 2023. As discussed above, the CAP amounts for our PEO's and our Non-PEO NEOs were impacted by a number of factors. For our PEO's and the Non-PEO NEOs, the Insurance MCR outcome in 2023 resulted in achievement that meaningfully exceeded the Insurance MCR target for 2023. This outcome positively impacted the Company’s performance across the stub bonus program’s two metrics, which resulted in funding the aggregate bonus pool at 100% of target in 2022 and over 100% of target in 2023. Lower bonuses were paid in 2021 based on outcomes less than target for the bonus plan achievement in 2021. These bonus payouts impacted our PEO's and our Non-PEO NEO CAP amounts, but they did not have as large of an impact as assigned equity grant award values each year. Therefore, while the size of bonus payouts was directly aligned with the outcome of Insurance MCR in 2023, as a result of the bonus payout being only a small portion of the overall CAP amounts for Mr. Toy and Non-PEO NEOs, the CAP amounts do not directly correlate with the Insurance MCR for the reporting period.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR of the Company and Cumulative TSR of the Peer Group

During the reporting period prior to 2023, Mr. Garipalli’s (former PEO) compensation consisted of a special one-time grant in 2021 of RSUs and PRSUs. Mr. Garipalli did not receive base salary or annual bonus payments. As a consequence, the reported CAP amounts for Mr. Garipalli were entirely dependent on the Company’s stock price, and fair value measurement of his outstanding awards, at the end of each year in 2021 and 2022. Therefore, his CAP amounts were directly correlated with the Company’s cumulative TSR in 2021 and 2022. In 2023, the CAP amounts for Mr. Toy (our new PEO) and the Non-PEO NEOs, take into account salary, bonus and equity awards granted to the executives in 2023. While a significant portion of our PEO's CAP amounts are attributable to changes in the Company’s stock price, and their outstanding awards’ fair value measurement at the end of each year, there are other inputs as well. Therefore, CAP amounts are not directly correlated to the Company’s TSR over the reporting period. The Company’s cumulative TSR and the Cumulative TSR of the selected peer group reflects a similar trajectory during the reporting period, though the peer group per share value started at a higher value than that of the Company.

Tabular List, Table

Most Important Financial Performance Measures
Insurance Medical Care Ratio (MCR)
Adjusted SG&A

Total Shareholder Return Amount	$ 5.94	5.81	23.22
Peer Group Total Shareholder Return Amount	78.90	74.06	93.07
Net Income (Loss)	$ (213,361,000)	$ (338,844,000)	$ (587,756,000)
Company Selected Measure Amount	0.812	0.918	1.060
PEO Name	Andrew Toy	Vivek Garipalli	Vivek Garipalli
Additional 402(v) Disclosure	The dollar amounts reported in column (e) represent the average CAP amount for the Non-PEO NEOs specified in Footnote 3, as computed in accordance with Item 402(v) of Regulation S-K. The adjustments made to the average total compensation for the Non-PEO NEOs for each year to determine the CAP amounts are described in the adjustments table below:The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and may differ from those disclosed as of the grant date:
a.For outstanding options, a Black Scholes model was used to calculate the fair value, with (i) expected term being calculated using the simplified method as of the grant date less elapsed time from the grant date to the valuation date, for options in-the-money on the valuation date, and at the midpoint of the vesting and contractual term, for options out-of-the-money on the valuation date; (ii) volatility being calculated using the same method as discussed in our 2023 Annual Report; (iii) risk-free rates based on the US Treasury Rate Yield Curve Rates, adjusted to approximate zero coupon yields using the "bootstrap" technique, as of the expected term calculated for each valuation date, and interpolated linearly; and (iv) dividend yield of 0% because the Company does not issue dividends, which is also consistent with the calculations discussed in the 2023 Annual Report.
b.For RSUs, the closing price of our Class A common stock on the valuation date was utilized.
c.For PRSUs for which the relevant performance period remains outstanding, a Monte Carlo model was used to simulate the Company stock prices in order to determine if the vesting condition is met. The model discounts the value of the PRSU at the assumed vesting date based on the risk-free rate. A similar methodology was used to determine the volatility, risk-free rate and dividend yield assumptions as those described for options above.
(5) Total shareholder return ("TSR") is the value of $100 at the end of the measurement period assuming invested in our stock as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021).
	The dollar amounts reported represent our net income (loss), as reflected in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Insurance Medical Care Ratio (MCR)
Non-GAAP Measure Description	The percentage represents our Insurance MCR (which is a metric expressed as a percentage), as reflected in the Company's audited financial statements for the applicable year. While the Company principally uses two financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Insurance MCR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company in 2023 to link compensation actually paid to the NEOs, to the Company’s performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted SG&A
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,048,230)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,267,256
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,150
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,913
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,019,296)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	996,988
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,329
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,238
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,224
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,445)